EVENTS OCCURRING AFTER THE REPORTING PERIOD	3 Months Ended
Sep. 30, 2024
EVENTS OCCURRING AFTER THE REPORTING PERIOD
EVENTS OCCURRING AFTER THE REPORTING PERIOD

18.   EVENTS OCCURRING AFTER THE REPORTING PERIOD

On November 25, 2024, our subsidiary, Rizobacter Argentina S.A., announced the issuance of Series X corporate bonds in the Argentine market, detailed as follows:

Class A: $2.4 million 7.0% p.a. bonds due November 2026

Class B: $23.5 million 8.0% p.a. bonds due November 2027

The settlement date for both classes is November 28, 2024.

Subsequent to September 30, 2024, there have been no other situations or circumstances that may require significant adjustments or further disclosure in these consolidated financial statements that were not mentioned above.